Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (4,881)	$ (43,328)	$ (58,990)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,591	10,703	13,437
Allowance for expected credit losses	133	1,208	245
Provision for obsolete and excess inventory	3,752	3,846	3,400
Stock-based compensation	21,659	27,255	33,660
Gain from sales of investment		(1,619)	(6,835)
Loss (gain) on disposal of property and equipment	(619)	600	180
Unrealized loss on marketable securities		5	4
Deferred income taxes	472	726	(679)
Changes in operating assets and liabilities:
Accounts receivable	2,269	14,473	2,758
Inventories	(70,947)	32,882	16,781
Prepaid expenses	(4,083)	(850)	3,583
Other assets	10,402	17,416	7,086
Accounts payable	11,610	(57,403)	(898)
Accrued liabilities and other liabilities	(4,353)	(8,369)	(12,074)
Deferred revenue	22	1,634	(5,497)
Net cash used in operating activities	(26,973)	(821)	(3,839)
Cash flows from investing activities:
Payments to acquire property and equipment	(2,691)	(3,618)	(30,265)
Proceeds on disposal of property and equipment	2,796	2,194	176
Proceeds from sale of investment		3,869	15,835
Net cash provided by (used in) investing activities	105	2,445	(14,254)
Cash flows from financing activities:
Borrowings under line of credit	12,073	72,479	66,502
Repayments under line of credit	(13,133)	(72,474)	(65,098)
Repayments of long-term debt		(1,325)	(264)
Proceeds from exercise of stock options	3,734	113	1,194
Payments for employee taxes related to stock compensation	(2,298)	(1,343)	(774)
Repurchase and retirement of common stock		(3,503)
Proceeds from issuance of common stock under at-the-market offering, net of issuance costs	35,201
Net cash provided by (used in) financing activities	35,577	(6,053)	1,560
Foreign currency effect on cash, cash equivalents and restricted cash	197	(2,303)	(499)
Net increase (decrease) in cash, cash equivalents and restricted cash	8,906	(6,732)	(17,032)
Cash, cash equivalents and restricted cash:
Beginning of period	99,742	106,474	123,506
End of period	108,648	99,742	106,474
Supplemental disclosures of cash flow information:
Cash paid for interest	1,058	1,404	1,265
Cash paid for income taxes	379	223	342
Supplemental schedule of noncash investing activities
Cashless exercise of stock options		9,667
ROU assets exchanged for lease liabilities	$ 3,953	$ 69	$ 18,861